**FORM D**

1022575

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

APR - 4 2005

1086

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0076 |
| Expires: | May 31, 2005 |
| Estimated average burden hours per response . . . | 16.00 |

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

Name of Offering ( ☐ check if this is an amendment and name has changed, and indicate change.)

**Up to US $15,000,000,000 aggregate principal amount outstanding at any one time of The Governor and Company of the Bank of Ireland's short-term unsecured promissory notes having maturities not exceeding 365 days or, in a leap year, 366 days from their dates of issuance, issued from time to time in transactions not involving a public offering within the meaning of Section 4(2) of the Securities Act of 1933 and Rule 506 thereunder.**

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

### A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

**The Governor and Company of the Bank of Ireland**

| Address of Executive Offices | (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|---|
| **Head Office, Lower Baggot Street, Dublin 2, Ireland** | | **+353.1.604.3400** |
| Address of Principal Business Operations (if different from Executive Offices) | (Number and Street, City, State, Zip Code) **Same** | Telephone Number (Including Area Code) **Same** |

Brief Description of Business

**Financial services company**

Type of Business Organization

☒ corporation ☐ limited partnership, already formed

☐ business trust ☐ limited partnership, to be formed ☐ other (please specify):

Actual or Estimated Date of Incorporation or Organization: Month 0 5 Year 1783 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

05049804

PROCESSED
APR 0 7 2005
THOMSON FINANCIAL

2

## 1. GENERAL INSTRUCTIONS

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When to File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where to File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

| A. BASIC IDENTIFICATION OF DATA |
|---|

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Roy E. Bailie

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Richard Burrows

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Laurence G. Crowley

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

David Dilger

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Donal J. Geaney

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Paul Harran

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## A. BASIC IDENTIFICATION OF DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

George Magan

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Caroline Marland

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Thomas J. Moran

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Raymond Mac Sharry

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Denis O'Brien

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Mary Redmond

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

| A. BASIC IDENTIFICATION OF DATA |
|---|

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Declan McCourt

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Terry Neill

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Sir Michael Hodgkinson

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Brian J. Goggin

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

John O'Donovan

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

John Collins

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

| A. BASIC IDENTIFICATION OF DATA |
|---|

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Des Crowley

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Denis Donovan

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Roy Keenan

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Jeff Warren

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

John B. Clifford

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Cyril Dunne

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☒ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)

Kevin Dolan

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☒ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)
Michael Grealy

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☒ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |
|---|---|---|---|---|---|

Full Name (Last name first, if individual)

Ronan Murphy

Business or Residence Address (Number and Street, City, State, Zip Code)

Head Office, Lower Baggot Street, Dublin 2, Ireland

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE. | ☐ | ☒ |
| 2. | What is the minimum investment that will be accepted from any individual? | **$500,000** | |
| 3. | Does the offering permit joint ownership of a single unit? | ☐ | ☒ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

**Goldman, Sachs & Co.**

Business or Residence Address (Number and Street, City, State, Zip Code)

**85 Broad Street, New York, New York 10004**

Name of Associated Broker or Dealer

**N/A***

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)

**Merrill Lynch Money Markets Inc./Merrill Lynch, Pierce, Fenner & Smith**

Business or Residence Address (Number and Street, City, State, Zip Code)

**4 World Financial Center, New York, New York 10080**

Name of Associated Broker or Dealer

**N/A***

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE. | ☐ | ☒ |
| 2. | What is the minimum investment that will be accepted from any individual? | **$500,000** | |
| 3. | Does the offering permit joint ownership of a single unit? | ☐ | ☒ |

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
**Banc of America Securities LLC**

Business or Residence Address (Number and Street, City, State, Zip Code)
**9 West 57$^{nd}$ Street, New York, New York 10019**

Name of Associated Broker or Dealer
**N/A***

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☒ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA ] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)
**J.P. Morgan Securities, Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**270 Park Avenue, 9$^{th}$ Floor, New York, New York 10017**

Name of Associated Broker or Dealer
**N/A***

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☒ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)
**Citigroup Global Markets Inc.**

Business or Residence Address (Number and Street, City, State, Zip Code)
**390 Greenwich Street, 4$^{th}$ Floor, New York, New York 10013**

Name of Associated Broker or Dealer
**N/A***

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☒ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering,

   Check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $15,000,000,000 (a) | $5,959,319,913.00 (b) |
| Equity | $ | $ |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $ | $ |
| Partnership Interests | $ | $ |
| Other (Specify ______ ) | $ | $ |
| Total | $15,000,000,000 (a) | $5,959,319,913.00 (b) |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 80 (b) | $5,959,319,913.00 (b) |
| Non-accredited investors | N/A | $ N/A |
| Total (for filings under Rule 504 only) | N/A | $ N/A |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

| Type of offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | ---- | $ ---- |
| Regulation A | ---- | $ ---- |
| Rule 504 | ---- | $ ---- |
| Total | ---- | $ ---- |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ N/A |
| Printing and Engraving Costs | ☐ | $ N/A |

| | | |
|---|---|---|
| Legal Fees | ☒ | $ 183,886 (c) |
| Accounting Fees | ☐ | $ N/A |
| Engineering Fees | ☐ | $ N/A |
| Sales Commissions (specify finders' fees separately) | ☒ | $ (d) |
| Other Expenses (identify) | | |
| Rating Agency Fees | ☒ | $ 233,198* (c) |
| Banking Fees | ☒ | $ 1,087,500 (c) |
| Total | ☒ | $ 1,504,584 (d) |

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 14,998,495,416 (d)

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

| | | Payments to Officers, Directors, & Affiliates | | Payments To Others |
|---|---|---|---|---|
| Salaries and fees | ☐ | $ | ☐ | $ |
| Purchase of real estate | ☐ | $ | ☐ | $ |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ | $ | ☐ | $ |
| Construction or leasing of plant buildings and facilities | ☐ | $ | ☐ | $ |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ | $ | ☐ | $ |
| Repayment of indebtedness | ☐ | $ | ☐ | $ |
| Working capital | ☐ | $ | ☐ | $ |
| Other (specify): General Corporate Purposes | ☐ | $ | ☒ | $14,998,495,416 (d) |
| | ☐ | $ | ☐ | $ |
| Column Totals | ☐ | $ | ☐ | $ |
| Total Payments Listed (column totals added) | | ☒ $ 14,998,495,416 (d) | | |

* Subject also to an activity fee.

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| The Governor and Company of the Bank of Ireland | | April 1, 2005 |
| **Name of Signer (Print or Type)** | **Title of Signer (Print or Type)** | |
| Michael Sweeney | Chief Executive Global Markets | |

(a) This is a continuous offering commercial paper program. Figure represents the maximum amount of short-term notes authorized to be outstanding at any one time.

(b) Number (or amount, as applicable) as of March 30, 2005.

(c) The total figure is inclusive of the fees incurred for such item for commencement of the commercial paper program in 2002.

(d) See Schedule I.

**ATTENTION**

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**

(d) Notes may be offered and sold to investors or dealers at par (without paying any sales commissions). Depending on market conditions, however, the issuer may from time to time pay the dealers sales commissions or sell notes less a discount from the face amount. Since it is impracticable for the issuer to estimate whether any such commissions will be paid or notes issued at a discount, it has been assumed for purposes of this Form D that all notes will be sold at par without payment of commission or deduction of discount.